Shareholder Fees - FidelityInternationalCapitalAppreciationK6Fund-PRO	Dec. 30, 2024 USD ($)
FidelityInternationalCapitalAppreciationK6Fund-PRO | Fidelity International Capital Appreciation K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none